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[AIM LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   May 3, 2001


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:     AIM Growth Series
           CIK No. 0000202032

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Growth Series (the "Fund") that the form of Prospectuses, each dated May 1, 2001, relating to AIM Basic Value Fund, AIM Euroland Growth Fund, AIM Japan Growth Fund, AIM Mid Cap Equity Fund and AIM Small Cap Growth Fund and the Statements of Additional Information dated May 1, 2001, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 49 to the Fund's Registration Statement on Form N-1A. Post-Effective Amendment No. 49, which is the most recent Amendment to the Fund's Registration Statement, was filed electronically with the Securities and Exchange Commission on April 24, 2001.

   Please send me copies of all correspondence with respect to the certificate, or contact me at (713) 214-1639.

   Very truly yours,

   /s/ P. MICHELLE GRACE

   P. Michelle Grace
   Vice President, Assistant General Counsel and Assistant Secretary

A Member of the AMVESCAP Group